ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets, liabilities, results of operations and cash flows of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Current assets	$ 8,151,927,209	$ 6,327,946,487
Total assets	8,226,531,037	6,391,312,469
Current liabilities	7,299,458,972	5,561,712,339
Total liabilities	7,356,352,294	5,729,188,720
Total revenues	612,064,917	391,541,429	$ 272,507,595
Net loss	171,481,621	61,353,928	33,007,427
Net cash used in operating activities	1,316,684,703	827,978,252	(6,566,354)
Net cash (used in) provided by investing activities	(5,748,754)	(8,656,745)	(7,750,560)
Net cash provided by financing activities	(2,929,658)	103,827,422	1,820,419
VIEs
Variable Interest Entity [Line Items]
Current assets	65,528,679	59,584,580
Non-current assets	6,043,835	8,219,993
Total assets	71,572,514	67,804,573
Current liabilities	41,345,603	28,658,433
Non-current liabilities	721,561	1,319,839
Total liabilities	42,067,164	29,978,272
Total revenues	34,131,716	28,432,186	24,775,979
Net loss	(8,597,251)	(1,185,593)	(4,204,124)
Net cash used in operating activities	(2,242,085)	(2,599,577)	(205,895)
Net cash (used in) provided by investing activities	6,359,743	1,626,555	(6,169,149)
Net cash provided by financing activities	$ 1,163,072	$ 1,011,823	$ 402,292